Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	400,000,000	400,000,000
Common stock, shares issued	55,363,467	55,346,613
Common stock, shares outstanding	55,363,467	55,346,613